Expense Example	Jun. 05, 2026 USD ($)
Corgi NVDA 2x Daily ETF | Corgi NVDA 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Corgi TSLA 2x Daily ETF | Corgi TSLA 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi MU 2x Daily ETF | Corgi MU 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi SNDK 2x Daily ETF | Corgi SNDK 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi GOOGL 2x Daily ETF | Corgi GOOGL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi MSTR 2x Daily ETF | Corgi MSTR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi AMD 2x Daily ETF | Corgi AMD 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi MSFT 2x Daily ETF | Corgi MSFT 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi META 2x Daily ETF | Corgi META 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi PLTR 2x Daily ETF | Corgi PLTR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi COIN 2x Daily ETF | Corgi COIN 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi AMZN 2x Daily ETF | Corgi AMZN 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi TSM 2x Daily ETF | Corgi TSM 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi APP 2x Daily ETF | Corgi APP 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ASTS 2x Daily ETF | Corgi ASTS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi AVGO 2x Daily ETF | Corgi AVGO 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ORCL 2x Daily ETF | Corgi ORCL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ASML 2x Daily ETF | Corgi ASML 2x Daily ETF Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi SMCI 2x Daily ETF | Corgi SMCI 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi IONQ 2x Daily ETF | Corgi IONQ 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi RKLB 2x Daily ETF | Corgi RKLB 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi AAPL 2x Daily ETF | Corgi AAPL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi UNH 2x Daily ETF | Corgi UNH 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi OKLO 2x Daily ETF | Corgi OKLO 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi NFLX 2x Daily ETF | Corgi NFLX 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi BRKB 2x Daily ETF | Corgi BRKB 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CRWV 2x Daily ETF | Corgi CRWV 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi INTC 2x Daily ETF | Corgi INTC 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi BABA 2x Daily ETF | Corgi BABA 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi HOOD 2x Daily ETF | Corgi HOOD 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Corgi GEV 2x Daily ETF | Corgi GEV 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi BMNR 2x Daily ETF | Corgi BMNR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi JOBY 2x Daily ETF | Corgi JOBY 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ALAB 2x Daily ETF | Corgi ALAB 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi LITE 2x Daily ETF | Corgi LITE 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi TEM 2x Daily ETF | Corgi TEM 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi UPST 2x Daily ETF | Corgi UPST 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi WDC 2x Daily ETF | Corgi WDC 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi UUUU 2x Daily ETF | Corgi UUUU 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi SMR 2x Daily ETF | Corgi SMR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi QBTS 2x Daily ETF | Corgi QBTS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi SOFI 2x Daily ETF | Corgi SOFI 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi RGTI 2x Daily ETF | Corgi RGTI 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi NVO 2x Daily ETF | Corgi NVO 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi RDDT 2x Daily ETF | Corgi RDDT 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CRWD 2x Daily ETF | Corgi CRWD 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi MARA 2x Daily ETF | Corgi MARA 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi IREN 2x Daily ETF | Corgi IREN 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi NBIS 2x Daily ETF [Member] | Corgi NBIS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi VRT 2x Daily ETF | Corgi VRT 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi NOW 2x Daily ETF | Corgi NOW 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi RIVN 2x Daily ETF | Corgi RIVN 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CRDO 2x Daily ETF | Corgi CRDO 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi GLXY 2x Daily ETF | Corgi GLXY 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ARM 2x Daily ETF | Corgi ARM 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi GME 2x Daily ETF | Corgi GME 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi EOSE 2x Daily ETF | Corgi EOSE 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CIFR 2x Daily ETF | Corgi CIFR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ACHR 2x Daily ETF | Corgi ACHR 2x Daily ETF Share
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi BE 2x Daily ETF | Corgi BE 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi NVTS 2x Daily ETF | Corgi NVTS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ONDS 2x Daily ETF | Corgi ONDS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi HIMS 2x Daily ETF | Corgi HIMS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi MRVL 2x Daily ETF | Corgi MRVL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi LRCX 2x Daily ETF | Corgi LRCX 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi LRN 2x Daily ETF | Corgi LRN 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi TER 2x Daily ETF | C000275532 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi COHR 2x Daily ETF | Corgi COHR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi UCTT 2x Daily ETF | Corgi UCTT 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi LASR 2x Daily ETF | Corgi LASR 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ACLS 2x Daily ETF | Corgi ACLS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi SIMO 2x Daily ETF | Corgi SIMO 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CAMT 2x Daily ETF | Corgi CAMT 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi MNST 2x Daily ETF | Corgi MNST 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CRUS 2x Daily ETF | Corgi CRUS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi AMKR 2x Daily ETF | Corgi AMKR 2x Daily ETF Shares [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi UMC 2x Daily ETF | Corgi UMC 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi AMAT 2x Daily ETF | Corgi AMAT 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ACMR 2x Daily ETF | Corgi ACMR 2x Daily ETF shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi ONTO 2x Daily ETF | Corgi ONTO 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi KEYS 2x Daily ETF | Corgi KEYS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi RMBS 2x Daily ETF | Corgi RMBS 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi AXTI 2x Daily ETF | Corgi AXTI 2x Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi TPL 2x Daily ETF | Corgi TPL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi MPWR 2x Daily ETF | Corgi MPWR 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CRCL 2x Daily ETF | Corgi CRCL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi MSI 2x Daily ETF | Corgi MSI 2x Daily ETF - Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	144
Corgi CART 2x Daily ETF | Corgi CART 2x Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	$ 144